Document and Entity Information	Jul. 17, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	BlackRock Inc.
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001364742
Document Type	8-K
Document Period End Date	Jul. 17, 2020
Entity File Number	001-33099
Entity Tax Identification Number	32-0174431
Entity Address, Address Line One	55 East 52nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10055
City Area Code	(212)
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Point Zero One Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2025
Trading Symbol	BLK25
Security Exchange Name	NYSE